1933 Act File No. 333-272579

1940 Act File No. 811-23883

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 10	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 12	[X]

THE 2023 ETF SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Tidal Investments LLC

234 West Florida Street, Suite 203

Milwaukee, WI 53204

(Address of Principal Executive Offices)

(614) 416-9058

(Registrant’s Telephone Number)

Lissa Richter, Secretary

The 2023 ETF Series Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.	[ ] On (Date) pursuant to paragraph (a) (1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.	[ ] On (Date) pursuant to paragraph (a) (2) of Rule 485.
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.	[X] On September 17, 2025 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A for The 2023 ETF Series Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 17, 2025 the effectiveness of Post-Effective Amendment No. 9 (“PEA No. 9”), which was filed with the Commission via EDGAR Accession No. 0001398344-25-012162 on June 24, 2025, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 9 by means of this filing, Parts A, B and C of PEA No. 9, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Pictet AI & Automation ETF, Pictet Cleaner Planet ETF, Pictet AI Enhanced International Equity ETF, Pictet Emerging Markets Rising Economies ETF, and Pictet Emerging Markets Debt ETF is incorporated herein by reference to Part A of PEA No. 9.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Pictet AI & Automation ETF, Pictet Cleaner Planet ETF, Pictet AI Enhanced International Equity ETF, Pictet Emerging Markets Rising Economies ETF, and Pictet Emerging Markets Debt ETF is incorporated herein by reference to Part B of PEA No. 9.

PART C – OTHER INFORMATION

The Part C for the Pictet AI & Automation ETF, Pictet Cleaner Planet ETF, Pictet AI Enhanced International Equity ETF, Pictet Emerging Markets Rising Economies ETF, and Pictet Emerging Markets Debt ETF is incorporated herein by reference to Part C of PEA No. 9.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 10 to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and State of Maine, on this 5th day of September, 2025.

The 2023 ETF Series Trust

By:	/s/ Eric Falkeis
Eric Falkeis President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Howard*	Chair and Member of the Board of Trustees	September 5, 2025
Robert Howard

/s/ Joan Binstock*	Member of the Board of Trustees	September 5, 2025
Joan Binstock

/s/ Thomas F. Lydon, Jr.*	Member of the Board of Trustees	September 5, 2025
Thomas F. Lydon, Jr.

/s/ Ellen Needham*	Member of the Board of Trustees	September 5, 2025
Ellen Needham

/s/ Eric Falkeis	President (Principal Executive Officer)	September 5, 2025
Eric Falkeis

/s/ Michael Minella	Treasurer (Principal Financial and Accounting Officer)	September 5, 2025
Michael Minella

/s/ Michael Minella

*	Michael Minella, Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Exhibit (q).